Share-Based Compensation (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Ordinary shares reserved for issuance			5,000,000
Unrecognized compensation expense	$ 15,000	$ 6,600
Weighted average remaining period	2 years 1 month 6 days	2 years 3 months 4 days
Board of Directors [Member]
Time-based and vest ratably period			1 year
Employees [Member]
Time-based and vest ratably period			3 years